Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Common Stock to be Issued [Member]	Total
Balance at Mar. 31, 2018	$ 18,279	$ 47,257,557	$ (47,748,154)	$ 608,966	$ 136,648
Balance, shares at Mar. 31, 2018	16,451,167
Common stock issued	$ 1,005	607,961		(608,966)
Common stock issued, shares	904,758
Common stock sold	$ 1,111	398,754			399,865
Common stock sold, shares	999,923
Stock-based compensation	$ 27	1,556,509		86,333	1,642,869
Stock-based compensation, shares	24,384
Stock granted for debt conversion	$ 849	386,863			387,712
Stock granted for debt conversion, shares	763,921
Common stock returned		(177,600)			(177,600)
Common stock issued to replace shares to officer	$ 803	1,445,290			1,446,093
Common stock issued to replace shares to officer, shares	723,047
Common stock issued by officer		77,354			77,354
Net loss			(4,757,758)		(4,757,758)
Balance at Mar. 31, 2019	$ 22,074	51,552,688	(52,505,912)	86,333	(844,817)
Balance, shares at Mar. 31, 2019	19,867,200
Stock-based compensation		157,134		33,667	190,801
Net loss			(500,887)		(500,887)
Balance at Jun. 30, 2019	$ 22,074	51,709,822	(53,006,799)	120,000	(1,154,903)
Balance, shares at Jun. 30, 2019	19,867,200
Balance at Mar. 31, 2019	$ 22,074	51,552,688	(52,505,912)	86,333	$ (844,817)
Balance, shares at Mar. 31, 2019	19,867,200
Common stock issued, shares					1,763,872
Net loss					$ (1,020,060)
Balance at Sep. 30, 2019	$ 24,034	52,600,843	(53,525,972)	102,000	(799,095)
Balance, shares at Sep. 30, 2019	21,631,066
Balance at Mar. 31, 2019	$ 22,074	51,552,688	(52,505,912)	86,333	(844,817)
Balance, shares at Mar. 31, 2019	19,867,200
Adjustment for 9-for-10 reverse stock split	$ (2,206)	2,206
Adjustment for 9-for-10 reverse stock split, shares	254
Common stock issued	$ 78	86,255		(86,333)
Common stock issued, shares	77,700
Common stock sold	$ 1,006	303,385		34,709	339,100
Common stock sold, shares	1,006,000
Warrants issued in conjunction with convertible debt		34,609		17,291	51,900
Warrant conversions	$ 124	(124)
Warrant conversions, shares	124,537
Stock-based compensation	$ 540	962,138			962,678
Stock-based compensation, shares	540,300
Stock granted for settlement	$ 1,295	536,408			537,703
Stock granted for settlement, shares	1,295,866
Net loss			(2,082,734)		(2,082,734)
Balance at Mar. 31, 2020	$ 22,911	53,477,565	(54,588,646)	52,000	(1,036,170)
Balance, shares at Mar. 31, 2020	22,911,857
Balance at Jun. 30, 2019	$ 22,074	51,709,822	(53,006,799)	120,000	(1,154,903)
Balance, shares at Jun. 30, 2019	19,867,200
Common stock issued	$ 120	119,880		(120,000)
Common stock issued, shares	77,700
Common stock sold	$ 400	99,600			100,000
Common stock sold, shares	360,000
Stock-based compensation		135,278		102,000	237,278
Stock-based compensation, shares	30,300
Stock granted for debt conversion	$ 1,440	536,263			537,703
Stock granted for debt conversion, shares	1,295,866
Net loss			(519,173)		(519,173)
Balance at Sep. 30, 2019	$ 24,034	52,600,843	(53,525,972)	102,000	(799,095)
Balance, shares at Sep. 30, 2019	21,631,066
Balance at Mar. 31, 2020	$ 22,911	53,477,565	(54,588,646)	52,000	(1,036,170)
Balance, shares at Mar. 31, 2020	22,911,857
Common stock issued	$ 80	51,920		(52,000)
Common stock issued, shares	80,000
Warrants issued in conjunction with convertible debt		91,500			91,500
Stock-based compensation	$ 120	183,124			183,244
Stock-based compensation, shares	120,000
Net loss			(814,008)		(814,008)
Balance at Jun. 30, 2020	$ 23,112	53,804,107	(55,402,653)		(1,575,434)
Balance, shares at Jun. 30, 2020	23,111,857
Balance at Mar. 31, 2020	$ 22,911	53,477,565	(54,588,646)	52,000	$ (1,036,170)
Balance, shares at Mar. 31, 2020	22,911,857
Common stock issued, shares					466,086
Stock-based compensation					$ 837,107
Stock-based compensation, shares
Net loss					$ (2,162,010)
Balance at Sep. 30, 2020	$ 24,876	54,798,088	(56,750,655)		(1,927,691)
Balance, shares at Sep. 30, 2020	24,876,189
Balance at Jun. 30, 2020	$ 23,112	53,804,107	(55,402,653)		(1,575,434)
Balance, shares at Jun. 30, 2020	23,111,857
Common stock sold	$ 904	315,596			316,500
Common stock sold, shares	904,288
Stock-based compensation	$ 699	653,164			653,863
Stock-based compensation, shares	699,007
Stock granted for debt conversion	$ 100	25,282			25,382
Stock granted for debt conversion, shares	100,010
Cashless warrant exercises	$ 61	(61)
Cashless warrant exercises, shares	61,027
Net loss			(1,348,002)		(1,348,002)
Balance at Sep. 30, 2020	$ 24,876	$ 54,798,088	$ (56,750,655)		$ (1,927,691)
Balance, shares at Sep. 30, 2020	24,876,189